Lease accounting - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 741	$ 697
ROU assets obtained in exchange for operating lease liabilities	$ 220